Long-Term Debt, $11.0 Million Term Loan Facility (Details)			12 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 02, 2019 Tranche	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 22, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Repayment of loan			$ 6,878,500	$ 2,050,000	$ 0
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary						2
Face amount			$ 11,000,000.0			$ 11,000,000.0
Number of tranches drawn | Tranche		2
Term of loan			5 years
Number of payment installments | Installment			20
Frequency of periodic payment			quarterly
Installment payment			$ 400,000
Balloon installment payable at maturity			$ 3,000,000.0
Maturity date			Dec. 02, 2024
$7.5 Million Bridge Loan [Member]
Long-Term Debt [Abstract]
Face amount	$ 7,500,000				$ 7,500,000
Repayment of loan	$ 7,500,000